NOTE 12 - NOTES PAYABLE	12 Months Ended
May 31, 2016
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
NOTE 12 - NOTES PAYABLE

	May 31,	May 31,
	2016	2015
Note payable to Jeffrey Binder, an officer and director of the Company, for advances to fund operations (the “Binder Funding Note 1”). The Binder Funding Note 1 bears interest at a rate of 6%, has no maturity date and is due on demand.  During the twelve months ended May 31, 2016, Mr. Binder advanced a total of $95,250 to the Company under the Binder Funding Note 1; during the year ended May 31, 2016, $92,500 of this amount was transferred out of the Binder Funding Note 1 and used to fund two new convertible notes payable to Mr. Binder (See Binder Convertible Notes 1 and 2 below).  During the twelve months ended May 31, 2016, the Company accrued interest in the amount of $1,308 on the Binder Funding Note 1. In July 2016, the remaining principal balance of $2,750 in the Binder Funding Note 1 was transferred to a new Convertible Note payable to Mr. Binder (the “Binder Convertible Note 3”).
	$2,750	$-

Notes payable to Frank Koretsky, a director of the Company, for advances to fund operations (the “Koretsky Funding Note 1”). The Koretsky Funding Note 1 bears interest at a rate of 6%, has no maturity date and is due on demand.  During the twelve months ended May 31, 2016 and 2015, Mr. Koretsky advanced the amounts of $745,000 and $600,000, respectively (a cumulative total of $1,345,000) to the Company under these notes; during the year ended May 31, 2016, $1,275,000 of this amount was transferred out of these notes in order to fund two new convertible notes payable to Mr. Koretsky in the amounts of $895,000 and $380,000 (see Koretsky Convertible Notes 1 and 2 below).  During the twelve months ended May 31, 2016, the Company accrued interest in the amount of $9,174 on this note. In July 2016, the remaining principal balance of $70,000 in the Koretsky Funding Note 1 was transferred to a new Convertible Note payable to Mr. Koretsky (the “Koretsky Convertible Note 3”).
	70,000	600,000

Total - Notes Payable, Related Parties	$72,750	$600,000

	May 31	May 31
	2016	2015
Unsecured convertible note issued to Jeffrey Binder, an officer and director of the Company, dated January 12, 2016 and due January 1, 2019 (the “Binder Convertible Note 1”).  During the year ended May 31, 2016, Mr. Binder made advances to the Company in the aggregate amount of $92,500 (see Binder Funding Notes); $50,000 of this amount was used to fund the Binder Convertible Note 1.  This note bears interest at the rate of 6% per annum. No payments are required until January 1, 2017, at which time all accrued interest becomes due and payable.  Commencing on April 1, 2017, the first of eight principal payments in the amount of $6,250 will be due; subsequent principal payments will due on the first day of each July, October, January, and April until paid in full. This note and accrued interest under the note may be converted, in whole or in part, into one “Unit” for each  $0.75 converted, with each Unit consisting of one (1) share of common stock and a three-year warrant to purchase (1) share of common stock at a price of $1.00 per share (post Reverse-Split).  The Company recognized a discount of $50,000 on the value of the beneficial conversion feature at the time of issuance.  During the twelve months ended May 31, 2016, $9,599 of this discount was charged to operations.  During the twelve months ended May 31, 2016 the Company accrued interest in the amount of $1,151 on this note.
	50,000	-

Unsecured convertible note issued to Jeffrey Binder, an officer and director of the Company, dated April 8, 2016 and due April 1, 2019 (the “Binder Convertible Note 2”).  During the year ended May 31, 2016, Mr. Binder made advances to the Company in the aggregate amount of $95,250 (see Binder Funding Notes); $42,500 of this amount was used to fund the Binder Convertible Note 2.  This note bears interest at the rate of 6% per annum through February 29, 2016 and 10% per annum thereafter. No payments are required until April 1, 2017, at which time all accrued interest becomes due and payable.  Commencing on July 1, 2017, the first of eight principal payments in the amount of $5,313 will be due; subsequent principal payments will due on the first day of each October, January, April, and July until paid in full.  This note and accrued interest under the note may be converted, in whole or in part, into one “Unit” for each  $1.07 converted, with each Unit consisting of one (1) share of common stock and a five-year warrant to purchase (1) share of common stock at a price of $1.07 per share (post Reverse-Split).  The Company recognized a discount of $37,840 on the value of the beneficial conversion feature at the time of issuance.  During the twelve months ended May 31, 2016, $7,263 of this discount was charged to operations.  During the twelve months ended May 31, 2016, the Company accrued interest in the amount of $773 on this note.
	42,500	-

Unsecured convertible note issued to Frank Koretsky, a director of the Company, dated January 12, 2016 and due January 1, 2019 (the “Koretsky Convertible Note 1”).   During the years ended May 31, 2016 and 2015, Mr. Koretsky made advances to the Company in the amounts of $745,000 and $600,000, respectively (a total of $1,345,000) pursuant to note payable agreements (see Koretsky Funding Note 1). During the year ended May 31, 2016, $895,000 of this amount was used to fund the Koretsky Convertible Note 1.  This note bears interest at the rate of 6% per annum. No payments are required until January 1, 2017, at which time all accrued interest becomes due and payable.  Commencing on April 1, 2017, the first of eight principal payments in the amount of $111,875 will be due; subsequent principal payments will due on the first day of each July, October, January, and April until paid in full. This note and accrued interest under the note may be converted, in whole or in part, into one “Unit” for each  $0.75 converted, with each Unit consisting of one (1) share of common stock and a five-year warrant to purchase (1) share of common stock at a price of $1.00 per share (post Reverse-Split).  The Company recognized a discount of $895,000 on the value of the beneficial conversion feature at the time of issuance.  During the twelve months ended May 31, 2016, $171,822 of this discount was charged to operations.  During the twelve months ended May 31, 2016 the Company accrued interest in the amount of $20,597 on this note.
	895,000	-

Unsecured convertible note issued to Frank Koretsky, a director of the Company, dated April 8, 2016 and due April 1, 2019 (the “Koretsky Convertible Note 2”). During the years ended May 31, 2016 and 2015, Mr. Koretsky made advances to the Company in the amounts of $745,000 and $600,000, respectively (a total of $1,345,000), pursuant to note payable agreements (see Koretsky Funding Notes). During the year ended May 31, 2016, $380,000 of this amount was used to fund the Koretsky Convertible Note 2.  This note bears interest at the rate of 6% per annum through February 29, 2016 and 10% per annum thereafter. No payments are required until April 1, 2017, at which time all accrued interest becomes due and payable.  Commencing on July 1, 2017, the first of eight principal payments in the amount of $47,500 will be due; subsequent principal payments will due on the first day of each October, January, April, and July until paid in full. This note and accrued interest under the note may be converted, in whole or in part, into one “Unit” for each  $1.07 converted, with each Unit consisting of one (1) share of common stock and a five-year warrant to purchase (1) share of common stock at a price of $1.07 per share (post Reverse-Split).  The Company recognized a discount of $338,336 on the value of the beneficial conversion feature at the time of issuance.  During the twelve months ended May 31, 2016, $64,939 of this discount was charged to operations.  During the twelve months ended May 31, 2016, the Company accrued interest in the amount of $7,100 on this note.
	380,000	-

Total – Convertible Notes Payable, Related Parties	$1,367,500	-
Less: Discount	(1,114,104)	-
Convertible Notes Payable, Related Parties, Net of Discounts	$253,396	-

Convertible Notes Payable, Related Parties, Net of Discounts, Current Portion	$22,678	$-
Convertible Notes Payable, Related Parties, Net of Discounts, Long-term Portion	230,718	-

	May 31	May 31
	2016	2015
Convertible promissory note issued to an unaffiliated third party due April 29, 2018 (the “April 2015 Note”).  During the twelve months ended May 31, 2015, the lender loaned the Company the amount of $200,000 pursuant to this note.  The April 2015 Note bears interest at a rate of 15% per annum.  On the first anniversary of this note, the all then accrued interest became due. Thereafter, the Company is required to make eight equal payments of principal together with accrued interest, quarterly in arrears, commencing on July 1, 2016 until paid in full.  The note and any accrued unpaid interest is convertible into common stock of the Company.   For each dollar converted, the note holder shall receive two shares of common stock and one three-year warrant to purchase 1.33 shares (post Reverse-Split) of common stock at $0.75 per share (post Reverse-Split).  The Company recognized a discount of $200,000 on the April 2015 Note related to the value of the beneficial conversion feature at the time of issuance.  During the twelve months ended May 31, 2016 and 2015, $66,667 and $222,222 of this discount, respectively, was charged to operations.  During the twelve months ended May 31, 2016 and 2015, the Company accrued interest in the amount of $30,082 and $2,630, respectively, on this note.
	200,000	200,000

Convertible Promissory Note payable to Old Main Capital, LLC (“Old Main”) dated March 18, 2016, for the purchase of up to $555,555 in 10% Original Issue Discount Convertible Promissory Notes (the “10% Notes”).  During the year ended May 31, 2016, Old Main loaned the Company the amount of $333,332 pursuant to these notes.   These notes bear interest at the rate of 10% per annum. Old Main may, at its option, convert all or a portion of the notes and accrued but unpaid interest into shares of common stock at a conversion price of $0.80 per share (post Reverse-Split) (the “Fixed Conversion Price”).  The Fixed Conversion Price is subject to adjustment if, at any time while this note is outstanding, the Company should issue any equity security with an effective price per share that is lower than the Fixed Conversion Price (the “Base Conversion Price”), other than certain exempt issuances.  In such an instance, the Fixed Conversion Price will be lowered to match the Base Conversion Price.   The shares underlying the 10% Notes are subject to a registration rights agreement.  At the earlier of September 18, 2016 or two trading days after the registration statement is declared effective, the Company must begin to redeem 1/24th of the face amount of the notes and any accrued but unpaid interest on a bi-weekly basis. Such amortization payments may be made, at our option, in cash or, subject to certain conditions, in common stock pursuant to a conversion rate equal to the lower of (a) $0.80 or (b) 75% of the lowest daily volume weighted average price of the common stock in the twenty consecutive trading days immediately prior to the conversion date.  The Company recognized a discount of $330,188 on the 10% Notes related to the value of the original issue discount and embedded derivative.  During the twelve months ended May 31, 2016, $4,056 of this discount was charged to operations.  During the twelve months ended May 31, 2016, the Company accrued interest in the amount of $5,160 on this note.
	333,332	-

Convertible promissory note payable to Old Main dated March 18, 2016 and bearing interest at a rate of 8% (the “8% Convertible Note”).  The 8% Convertible Note was issued for Old Main’s commitment to enter into an equity line transaction with the Company and prepare all of the related transaction documents.  Old Main may, at its option, convert all or a portion of the note and accrued but unpaid interest into shares of common stock at a conversion price of $1.07 per share (post Reverse-Split) (the “8% Fixed Conversion Price”).  The 8% Fixed Conversion Price is subject to adjustment if, at any time while this note is outstanding, the Company should issue any equity security with an effective price per share that is lower than the 8% Fixed Conversion Price (the “8% Base Conversion Price”), other than certain exempt issuances.  In such an instance, the 8% Fixed Conversion Price will be lowered to match the 8% Base Conversion Price.   The shares underlying the 8% Note are subject to a registration rights agreement.   At the earlier of September 18, 2016 or two trading days after this registration statement becomes effective, the Company must begin to redeem 1/6th of the face amount of the note and any accrued but unpaid interest on a monthly basis. Such amortization payment may be made, at its option, in cash or, subject to certain conditions, in common stock pursuant to a conversion rate equal to the lower of (a) $1.07 (post Reverse-Split) or (b) 75% of the lowest daily volume weighted average price of the common stock in the twenty consecutive trading days ending on the trading day that is immediately prior to the applicable conversion date.  The Company recognized a discount of $172,108 on the value of the embedded derivative.   During the twelve months ended May 31, 2016, $8,522 of this discount was charged to operations.  During the twelve months ended May 31, 2016, the Company accrued interest in the amount of $3,244 on this note.
	200,000	-

Total - Convertible Notes Payable	$733,332	$200,000
Less: Discount	(587,910)	(194,444)
Convertible Notes Payable, Net of Discounts	$145,422	$5,556

Total - Convertible Notes Payable, Net of Discounts, Current Portion	$72,525	$-
Total - Convertible Notes Payable, Net of Discounts, Long-term Portion	$43,312	$5,556

Discounts on notes payable amortized to interest expense:	$286,317	$5,556

Beneficial Conversion Features

The 2016 Convertible Notes contain conversion features that create derivative liabilities. The pricing model the Company used for determining fair value of its derivatives is the Lattice Model. Valuations derived from this model are subject to ongoing internal and external verification and review. The model uses market-sourced inputs such as interest rates and stock price volatilities. Selection of these inputs involves management’s judgment and may impact net income. The derivative component of the 2016 Convertible Notes was valued at issuance and at period end. The following assumptions were used for the valuation of the derivative liability related to the 2016 Convertible Notes:

- The quoted market price of the common stock of $1.06 – $0.88 would fluctuate with the Company’s projected volatility;

- The original conversion prices of the 2016 Convertible Notes, which are fixed at $1.07 and $0.80,  or upon default/fundamental transaction at 52% of  the 20 trading day low Volume Weighted Average Price (“VWAP”), would remain in effect;

- An event of default at 24% interest rate would occur 0% of the time, increasing 1.00% per month to a maximum of 10%, and in place of a penalty there would be an alternative conversion price;

- The projected volatility curve from an annualized analysis for each valuation period was based on the historical volatility of the Company and the term remaining for each note.  The projected volatility was from 138% through 161% at issuance, conversion, and at May 31, 2016;

- The Company would redeem the notes (with a 130% prepayment penalty) projected initially at 0% of the time and increasing monthly by 1.0% to a maximum of 10.0% (from alternative financing being available for a redemption event to occur); and

- The holder would automatically convert the notes at the maximum of 2 times the conversion price or the stock price if the registration statement was effective (assumed after 180 days) and the Company was not in default.

Certain other of the Company’s  notes payable contain beneficial conversion features which are not derivatives, but which require valuation in order to determine the discount to the related  note payable. The value of these conversion features is calculated using the Black-Scholes valuation model. The following table illustrates certain key information regarding the conversion option valuation assumptions under the Black-Scholes valuation model at May 31, 2016 and 2015:

	May 31,
	2016	2015
Volatility	89% to 107%	214%
Dividends	-	-
Risk-free interest rates	0.91%	0.84% to 1.18%
Term (years)	3	3